RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

Office Space from Related Party

In the years ended October 31, 2024 and 2023, the Company did not lease any office space from related party.

In the year ended October 31, 2022, the Company leased office space from WDZG Consulting, which owns 100% of TRX ZJ. For the year ended October 31, 2022, rent expense related to office leased from WDZG Consulting amounted approximately $4,000, which have been included in general and administrative - other on the accompanying consolidated statements of operations and comprehensive loss.

Borrowings from Related Parties and Interest Expense

In fiscal year 2024, the Company borrowed $95,520 from related parties for working capital needs and repaid $21,727 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In fiscal year 2023, the Company borrowed $9,535 from related parties for working capital needs and repaid $9,818 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In fiscal year 2022, the Company borrowed $225,171 from related parties for working capital needs and repaid $225,171 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

NOTE 13 – RELATED PARTY TRANSACTIONS (continued)

Note Receivable – Related Party

On September 19, 2024, the Company entered into a promissory note receivable with Xian Xu, TRX ZJ’s manager. In connection with the note receivable, the Company disbursed $2,251,945 to Xian Xu and received repayments of $892,036 in the year ended October 31, 2024. The promissory note bears interest at the rate of 3.0% per annum. At October 31, 2024, the note receivable amounted to $1,370,741. During the year ended October 31, 2024, in connection with this note receivable, the Company recorded interest income of $2,483. As of October 31, 2024, the related interest receivable of this promissory note was $2,503 and has been included in other current assets on the accompanying consolidated balance sheet. Xian Xu repaid this note receivable plus all interest due subsequently.

Due from Related Party

At October 31, 2024 and 2023, due from related party consisted of the following:

Name of related party	October 31, 2024	October 31, 2023
Sheng Xu (*)	$10,097	$—
	$10,097	$—
(*)	Sheng Xu is the Company’s chief executive officer and she is the spouse of Zhe Wang, who is the Company’s former chief executive officer.

The balance of due from such related party was short-term in nature, unsecured, repayable on demand, and bears no interest. Management believes that the related party receivable is fully collectable. Therefore, no reserve for credit loss is deemed to be required on its due from related party at October 31, 2024. The Company historically has not experienced an uncollectible receivable from the related party.

Due to Related Parties

At October 31, 2024 and 2023, due to related parties consisted of the following:

Name of Related Party	October 31, 2024	October 31, 2023
Baohai Xu (1)	$503,713	$426,885
Zhe Wang (2)	121,195	120,985
Sheng Xu	—	4,862
Mufang Gao (3)	768,506	310,771
Feng’e Feng (4)	186,571	186,571
Mingxiu Luan (5)	123,436	123,436
	$1,703,421	$1,173,510
(1)	Baohai Xu is the Company’s manger.
(2)	Zhe Wang is the Company’s former chief executive officer and he is the spouse of Sheng Xu.
(3)	Mufang Gao is Zhe Wang’s mother.
(4)	Feng’e Feng is Sheng Xu’s mother.
(5)	Mingxiu Luan is the Company’s former chief financial officer.

The balance of due to related parties represents expenses paid by these related parties on behalf of the Company. The related parties’ payable is short-term in nature, non-interest bearing, unsecured and repayable on demand.